Related Party Transactions and Balances	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Related Party Transactions [Abstract]
Related Party Transactions and Balances

Note 13. Related Party Transactions and Balances

As of September 30, 2024 and December 31, 2023, accounts payable and accrued liabilities include $152,500 and $32,974, respectively, payable to officers and directors of the Company. The amounts are unsecured, non-interest bearing and are due on demand.

Note 13. Related Party Transactions and Balances

As of December 31, 2023 and 2022, accounts payable and accrued liabilities include $32,974 and $105,667, respectively, payable to officers, and directors of the Company. The amounts are unsecured, non-interest bearing and are due on demand (See Note 15).